Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired - Parentheticals (Details) $ in Thousands	6 Months Ended
Jul. 31, 2024 USD ($)
OCR
Acquisition
Cash acquired	$ 5,743
ASD
Acquisition
Cash acquired	2,475
BoxTop
Acquisition
Cash acquired	$ 1,012